Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2015
Partners' Capital [Abstract]
Distributions made to unitholders
The table below summarizes information related to our quarterly cash distributions:

Quarterly Period Ended	Total Quarterly Distribution (Per Unit)	Total Cash Distribution (In Thousands)	Declaration Date	Record Date	Distribution Date
December 31, 2015	$0.3200	$22,711	January 25, 2016	February 4, 2016	February 11, 2016
September 30, 2015	0.3075	20,164	October 15, 2015	November 2, 2015	November 10, 2015
June 30, 2015	0.2925	18,456	July 24, 2015	August 3, 2015	August 11, 2015
March 31, 2015	0.2775	17,266	April 21, 2015	May 1, 2015	May 12, 2015
December 31, 2014	0.2660	15,829	January 26, 2015	February 5, 2015	February 12, 2015
September 30, 2014	0.2400	14,102	October 14, 2014	October 31, 2014	November 12, 2014
June 30, 2014	0.2225	13,074	July 15, 2014	August 1, 2014	August 13, 2014
March 31, 2014	0.2125	12,487	April 17, 2014	May 1, 2014	May 14, 2014
December 31, 2013	0.0370	2,174	January 20, 2014	January 31, 2014	February 12, 2014
The following table reflects the allocation of total cash distributions to the general and limited partners and distribution equivalent right (DER) payments (see Notes 10 and 12 for a description of DERs) applicable to the period in which the distributions and DERs were earned (in thousands):

	Year Ended December 31,		December 16, 2013 through December 31, 2013
	2015	2014
General partner’s distributions:
General partner’s distributions	$1,572	$1,110	$44
General partner’s incentive distribution rights (IDRs)	3,431	194	—
Total general partner’s distributions	5,003	1,304	44
Limited partners’ distributions:
Common – public	22,016	16,232	638
Common – Valero	17,090	10,859	427
Subordinated – Valero	34,476	27,091	1,065
Total limited partners’ distributions	73,582	54,182	2,130
DERs	12	6	—
Total cash distributions, including DERs	$78,597	$55,492	$2,174